Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	55 Months Ended
	Mar. 31, 2025	Mar. 31, 2025		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Sep. 08, 2020
C000236514 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alternative Access First Priority CLO Bond ETF (AAA)
Account Value	$ 11,917	$ 11,917		$ 11,232	$ 10,360	$ 10,080	$ 10,087	$ 10,000
Average Annual Return, Percent	6.10%	3.92%	[1]
Bloomberg US Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Account Value	$ 9,669	$ 9,669		9,187	8,948	9,381	9,795	10,000
Average Annual Return, Percent	5.24%	(0.74%)	[1]
Bloomberg Floating Rate Note 5 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Floating Rate Note <5 Years Index
Account Value	$ 11,755	$ 11,755		$ 11,110	$ 10,373	$ 10,058	$ 10,051	$ 10,000
Average Annual Return, Percent	5.81%	3.61%	[1]

[1]	The Fund commenced operations on September 8, 2020.